Note 20 - Income Taxes (Details) - Reconciliation Between Total Income Tax Expense (Benefit) and The Amount Computed By Applying The PRC EIT Statutory Rate To Income Before Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation Between Total Income Tax Expense (Benefit) and The Amount Computed By Applying The PRC EIT Statutory Rate To Income Before Income Taxes [Abstract]
Income (loss) before tax	$ 28,201,950	$ (10,116,814)	$ (8,073,832)
Income tax (benefits) expenses calculated at 25%	7,050,488	(2,529,204)	(2,018,458)
Effect of tax holiday	(8,139,429)	(4,125,912)	(266,396)
Effect of income tax rate difference in other jurisdictions	645,873	1,789,762	305,505
Non-deductible expenses.	2,559,649	1,425,655	267,748
Non-taxable income	(893,950)	(549,315)	(439,861)
Change in valuation allowance	161,631	4,502,928	2,251,520
Income tax expense	$ 1,384,262	$ 513,914	$ 100,058